Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Summary of the Outstanding Debt
A summary of the outstanding debt as of December 31, 2021 is as follows (in thousands):

AS OF DECEMBER 31, 2021
DESCRIPTION	ISSUANCE DATE(S)	MATURITY DATE(S)	STATED INTEREST RATE	PRINCIPAL BALANCE OUTSTANDING	UNAMORTIZED DEBT DISCOUNT	DEBT BALANCE
Trinity Equipment Financing	March 2021 - August 2021	March 2024 - August 2024	9.48% - 9.73%	$9,454	$(252)	$9,202
Term Loan — Silicon Valley Bank	September 2021	September 2024	3.50%	10,000	(225)	9,775
Term Loan — Horizon	December 2021	May 2025	9.00%	15,000	(582)	14,418
Capital Lease				992	—	992

Total Debt				35,446	(1,060)	34,386
Less: current portion, net of current portion of debt discount						(7,234)

Total long-term						$27,152

Convertible Note — PIPE Investors	December 2021	December 2022	0.33%	13,500	—	13,500
Convertible Notes	April & May 2020	April & May 2022	5.00%	18,213	(22)	18,191
				31,713	(22)	31,691

				$67,159	$(1,082)	$66,077

(a)
As of December 31, 2020 and 2021, the Company’s debt liability included $16.8 million of convertible notes issued by GLPRI in 2020, as well as the associated accrued interest liability of $0.6 million and $1.4 million, respectively.

Summary of Interest Expense	The following summarizes the components of total interest expense (in thousands):

	DECEMBER 31,
	2020	2021

Interest paid or accrued	$440	$2,253
Noncash amortization of debt discount and deferred financing cost	588	166
Total	$1,028	$2,419

Summary of Future Principal Payment of Long Term Debt
Scheduled future principal payments on total outstanding debt, as of December 31, 2021, are as follows (in thousands):

DECEMBER 31,

2022	$37,176
2023	13,916
2024	11,972
2025 and thereafter	2,657
Total	$65,721

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Debt Instrument [Line Items]
Summary of the Outstanding Debt
A summary of the outstanding debt as of June 30, 2022 is as follows (in thousands):

AS OF JUNE 30, 2022
DESCRIPTION	ISSUANCE DATE(S)	MATURITY DATE(S)	INTEREST RATE	PRINCIPAL BALANCE OUTSTANDING	UNAMORTIZED DEBT DISCOUNT	DEBT BALANCE
Trinity Equipment Financing	March 2021 - August 2021	March 2024 - August 2024	9.48% - 9.73%	$7,722	$(198)	$7,524
Term Loan — Silicon Valley Bank	September 2021	September 2024	5.00%	9,000	(158)	8,842
Term Loan — Horizon	December 2021	May 2025	10.50%	15,000	(472)	14,528
Capital lease				664	—	664

Total Debt				32,386	(828)	31,558

Less: Current Portion						(11,402)

Total Long-Term						$20,156

Summary of Debt Instrument
A summary of the outstanding debt as of December 31, 2021 is as follows (in thousands):

AS OF DECEMBER 31, 2021
DESCRIPTION	ISSUANCE DATE(S)	MATURITY DATE(S)	STATED INTEREST RATE	PRINCIPAL BALANCE OUTSTANDING	UNAMORTIZED DEBT DISCOUNT	DEBT BALANCE
Trinity equipment financing	March 2021 - August 2021	March 2024 - August 2024	9.48% - 9.73%	$9,454	$(252)	$9,202
Term loan — Silicon Valley Bank	September 2021	September 2024	3.50%	10,000	(225)	9,775
Term loan — Horizon	December 2021	May 2025	9.00%	15,000	(582)	14,418
Capital lease				992	—	992

Total Debt				35,446	(1,060)	34,386
Less: Current Portion						(7,234)

Total Long-Term						27,152
Convertible notes — PIPE Investors	December 2021	December 2022	0.33%	13,500	—	13,500
Convertible notes (a)	April & May 2020	April & May 2020	5.00%	18,213	(22)	18,191

				31,713	(22)	31,691

Total debt and convertible notes				$67,159	$(1,082)	$66,077

a)	As of December 31, 2021, the Company’s debt liability included $16.8 million of convertible notes issued by GLPRI in 2020, as well as the associated accrued interest liability of $1.4 million.

Summary of Interest Expense
Interest expense for the three and six months ended June 30, 2022 and 2021 consisted of the following:

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2022	2021	2022	2021

	($ in thousands)
Interest paid or accrued	$935	$202	$1,739	$303
Non-cash amortization of debt discount and deferred financing cost	199	212	423	422

Total	$1,134	$414	$2,162	$725

Summary of Future Principal Payment of Long Term Debt
Scheduled future principal payments on total outstanding debt, as of June 30, 2022 are as follows (in thousands):

JUNE 30, 2022
Remainder of 2022	$4,662
2023	14,226
2024	10,998
2025 and thereafter	2,500

Total	$32,386